CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,532,581	$ 65,510,625	$ 8,570,864
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	406,799	174,384	92,224
Loss on disposal of property, equipment and software	4,613
Share-based compensation	6,585,386	1,828,868
Allowance for uncollectible loans receivable	1,084,225
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(418,639)
Prepayments and other assets	(2,168,873)	3,111,369	(2,456,342)
Deferred tax assets/liabilities	(3,724,082)	415,623	135,641
Interest receivable	519,601	(525,914)
Accrued expenses and other current liabilities	(469,012)	2,464,363	(2,562,903)
Taxes payable	(9,384,591)	14,743,689	2,170,343
Deferred revenue	300,917
Liabilities from risk reserve fund guarantee			2,287,537
Amounts due to related parties			(47,620)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(1,731,075)	87,723,007	8,189,744
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for loan originations	(123,535,640)	(34,714,361)
Cash received from loan repayments	72,868,460	7,546,600
Purchase of long term investments	(16,500,465)
Proceeds from disposal of property, equipment and software	5,901
Acquisitions of property, equipment and software	(944,813)	(456,030)	(287,765)
NET CASH USED IN INVESTING ACTIVITIES	(68,106,557)	(27,623,791)	(287,765)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from IPO, net of offering costs		43,273,702
Capital contributions by shareholders			1,487
Capital contributions by NCI		4,507,205
Purchase of shares from NCI		(4,609,830)
Proceeds from private placement offering, net of offering cost			2,000,000
Advances to related parties			(5,945,298)
Repayments from related parties		4,345,181	8,232,457
Proceeds from exercise of share options	1,156,623
Proceeds from issuance of unsecured note	20,000,000
Dividends paid to shareholders	(19,547,532)
Repurchase of ordinary shares	(1,320,468)
Payments for offering cost	(318,000)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(29,377)	47,516,258	4,288,646
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(5,383,330)	5,774,718	(777,286)
NET (DECREASE) INCREASE IN CASH	(75,250,339)	113,390,192	11,413,339
CASH AND CASH EQUIVALENTS - beginning of year	132,622,467	19,232,275	7,818,936
CASH AND CASH EQUIVALENTS - end of year	57,372,128	132,622,467	19,232,275
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	12,248,230	$ 1,016,958	300,601
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Risk reserve liability balance paid to 3rd party insurance company by Hexin Group on behalf of the Company			$ 4,893,590
Purchase of long term investments included in consideration payable	$ 14,289,371